Common Stock - Summary of Common Stock Reserved for Future Issuance (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022	Apr. 16, 2020
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	18,936,256	19,259,640
Employee Stock Option
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	5,142,272	9,423,271
Restricted Stock Units [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	936,358	940,392
2018 Stock Option and Incentive Plan [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	7,978,667	5,005,295	3,300,000
2018 Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	1,771,748	1,467,026
2019 Inducement Plan [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	1,407,211	786,656
2020 Inducement Plan [Member]
Class of Stock [Line Items]
Total shares of authorized common stock reserved for future issuance	1,700,000	1,637,000